Income Taxes - Schedule of Significant Components of Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 12,422	$ 11,904
Valuation allowance	(12,422)	(11,904)
Net deferred tax asset
Exploration and Evaluation Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,198	7,058
Loss Carry-Forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,878	4,433
Share Issuance Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	175	279
Cumulative Eligible Capital [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	34	34
Investment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	35
Equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 102	$ 100